Share-based payments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share-based payments

18. Share-based payments

LTRP

On November 6, 2014, the shareholders of the Company and the shareholders of its subsidiary Servicios Corporativos, approved an amendment to the current LTRP for the benefit of certain key executives, based on the recommendations of the Board of Directors of the Company at its meetings held on July 24 and August 29, 2014. For such purposes on November 10, 2014 an irrevocable Administrative Trust was created by Servicios Corporativos and the key executives. The new plan was restructured and named LTIP, which consists of a share purchase plan (equity-settled transaction) and SARs plan (cash settled).

On October 18, 2018, the Board of Directors of the Company approved a new long-term retention plan LTRP for certain executives of the Company, through which the beneficiaries of the plan, will receive shares of the Company once the service conditions are met. This plan does not include cash compensations granted through appreciation rights on the Company's shares. The retention plans granted in previous periods under LTRP will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

a) LTIP

- Share purchase plan (equity-settled)

Under the share purchase plan (equity- settled), in November 2014 certain key executives of the Company were granted with a special bonus by an amount of Ps.10,831 (US$797 as of November 11, 2014 based on an exchange rate of Ps.13.58 to US$1), to be used to purchase Company’s shares. The plan consisted in:

(i)	Servicios Corporativos, Controladora and Concesionaria granted a bonus to each key executive;
(ii)	The bonus amount by Ps.7,059 (US$520 as of November 11, 2014 based on an exchange rate of Ps.13.58 to US$1), net of withheld taxes, was transferred on November 11, 2014, as per the written instructions of each key executives, to the Administrative Trust for the acquisition of Series A shares of the Company through an intermediary authorized by the Mexican Stock Exchange (“BMV”, for its acronym in Spanish) based on the Administration Trust’s Technical Committee instructions;
(iii)	Subject to specified terms and conditions set forth in the Administrative Trust, the acquired shares were in escrow under the Administrative Trust for its administration until the vesting period date for each key executive, date as of which the key executive can fully dispose of the shares and instruct as desired.
(iv)	The share purchase plan provides that if the terms and conditions are not met by the vesting period date, then the shares would be sold in the BMV, and Servicios Corporativos, Controladora and Concesionaria would be entitled to receive the proceeds of the sale of shares.
(v)	The key executives’ account balance will be tracked by the Administrative Trust. The Administrative Trust’s objectives are to acquire Series A shares on behalf of the key executives and to manage the shares granted to such key executives based on instructions set forth by the Technical Committee.

As the Administrative Trust is controlled and therefore consolidated by Controladora, shares purchased in the market and held within the Administrative Trust are presented for accounting purposes as treasury shares in the consolidated statement of changes in equity.

In November 2025, 2024 and 2023, the extensions to the LTIP were approved by the Company’s shareholder’s and the Company’s Board of Directors. The total cost of the extensions approved were US$5,903 (US$3,838 net of withheld taxes), US$5,821 (US$3,784 net of withheld taxes) and US$5,708 (US$3,711 net of withheld taxes), respectively. Under the terms of the incentive plan, certain key executives of the Company were granted a special bonus that was transferred to the Administrative Trust for the acquisition of Series A shares of the Company.

As of December 31, 2025 and 2024, the number of shares into the Administrative Trust associated with the Company’s share purchase payment plans is as follows:

	Number of Series A shares
Outstanding as of December 31, 2023	9,163,300	(1)
Purchased during the year	5,209,713
Exercised/vested during the year	(3,880,683)
Forfeited during the year	—
Outstanding as of December 31, 2024	10,492,330	(1)
Purchased during the year	5,668,461
Exercised/vested during the year	(4,925,667)
Forfeited during the year	(295,821)
Outstanding as of December 31, 2025	10,939,303	(1)

(1)	These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2025, 2024 and 2023.

The vesting period of the shares granted under the Company’s share purchase plans is as follows:

Number of Series A shares	Vesting period
5,471,195	November 2026
3,578,617	November 2027
1,889,491	November 2028
10,939,303

In accordance with IFRS 2, the share purchase plans are classified as equity-settled transactions on the grant date. This valuation is the result of multiplying the total number of Series A shares deposited in the Administrative Trust and the price per share, plus the balance in cash deposited in the Administrative Trust.

For the years ended December 31, 2025, 2024 and 2023, the compensation expense recorded in the consolidated statements of operations amounted to US$6,413, US$6,309 and US$6,048, respectively.

During 2025, some key executives left the Company; therefore, the vesting conditions were not fulfilled. In accordance with the terms of the plan, Servicios Corporativos is entitled to receive the proceeds of the sale of such shares, the number of forfeited shares as of December 31, 2025, were 295,821.

No shares were forfeited during 2024. During 2023, some key executives left the Company; therefore, the vesting conditions were not fulfilled. In accordance with the terms of the plan, Servicios Corporativos is entitled to receive the proceeds of the sale of such shares. The number of forfeited shares as of December 31, 2023 was 330,453.

b) MIP

- MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key executives. Such extension was modified on November 6, 2016. Under MIP II, 13,536,960 share appreciation rights of our Series A shares were granted to be settled annually in cash in a period of five years in accordance with the established service conditions. In addition, a five-year extension to the period in which the employees can exercise MIP II once the SARs are vested was approved.

On July 15, 2025, a five-year extension of MIP II was approved, running through February 18, 2031.

Fair value of the SARs is measured at each reporting period using a Black-Scholes option pricing model, taking into consideration the terms and conditions granted to the employees. The amount of the cash payment is determined based on the increase in our share price between the grant date and the settlement date.

The carrying amount of the liability relating to the SARs as of December 31, 2025, and 2024 was US$6 and US$146, respectively. The compensation cost is recognized in the consolidated statements of operations under the caption of salaries and benefits over the service period.

During the years ended December 31, 2025, 2024 and 2023, the Company recorded a benefit of US$141, US$1,131 and US$119, respectively, in the consolidated statements of operations. No SARs were exercised during 2023, 2024, and 2025

The summary related to expense recognized for the Company’s retention plans during the years 2025, 2024 and 2023 is shown in the following table:

	2025		2024		2023
Benefit arising from cash-settled share-based payments transactions	US$	(141)	US$	(1,131)	US$	(119)
Expense arising from equity-settled share-based payments transactions		6,413		6,309		6,048
Total expense arising from share-based payments transactions	US$	6,272	US$	5,178	US$	5,929

c) Board of Directors Incentive Plan (BoDIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Share based payment”.

In April 2018, the Company’s Board of Directors authorized a Board of Directors Incentive Plan (“BoDIP”) for the benefit of certain board members. The BoDIP grants options to purchase shares of the Company or CPOs over a five-year period, with the exercise price determined on the grant date. Under this plan, no service or performance conditions are required for board members to exercise the option to purchase shares; therefore, they have the right to request delivery of such shares upon making the corresponding payment. During the years ended 2025 and 2023, certain board members exercised their stock options. During the year ended 2024, board members did not exercise these purchase options. In accordance with the terms of the plan, Controladora is entitled to receive the proceeds from the sale of these shares. The number of forfeited shares during the end of the years as of December 31, 2025, 2024 and 2023 was 1,898,603, 807,255 and 586,263, respectively.

For such purposes on August 29, 2018, the Fideicomiso Irrevocable de Administración número CIB/3081 was created by Controladora Vuela Compañía de Aviación S.A.B de C.V as trustee and CIBanco, S.A., Institucion de Banco Multiple as trustor. The number of shares held as of December 31, 2025, 2024 and 2023 available to be exercised is 1,138,384, 3,388,251 and 4,781,769, respectively and are included in treasury shares.

In April 2023, the Company's Annual General Shareholders' Meeting modified the terms of the BoDIP. Effective as of 2023 certain members of the Board of Directors receive additional benefits through a stock-based plan, which will be administered by the LTIP Trust and that will be delivered to the beneficiaries once the established conditions are met. The number of shares held by the trustee as of December 31, 2025 and 2024 were 1,030,094 shares and 588,205 shares, respectively (and they are included as treasury shares). The total cost approved in 2025 and 2024 were US$585 (US$416 net of withheld taxes) and US$651 (US$460 net of withheld taxes), respectively.